Property, plant and equipment, net - Narrative (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net	$ 1,681,601	$ 1,597,718	$ 1,548,589	$ 1,549,565
Reduction on sales price (in percentage)	0.10
Borrowing costs capitalized	$ 3,112	3,782
Net book value of pledged assets	205,100	218,000
Farmlands
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net	715,060	$ 677,004	$ 683,133	$ 694,202
Farmlands | IAS 16
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) in property, plant and equipment	$ (71,500)